Related Parties, Analysis of the Balances with Related Parties (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Balances with related parties [Abstract]
Amounts receivable	$ 1,395,483	$ 1,071,520
Amounts payable	3,701,960	6,766,826
Sears Roebuck de Mexico, S.A. de C.V. and Subsidiaries [Member]
Balances with related parties [Abstract]
Amounts receivable	374,745	189,724
Sitios Latinoamerica, S.A.B. de C.V. [Member]
Balances with related parties [Abstract]
Amounts receivable	191,515	216,378
Amounts payable	601,438	1,031,925
Sanborns Hermanos, S.A. [Member]
Balances with related parties [Abstract]
Amounts receivable	253,211	164,650
Patrimonial Inbursa, S.A. [Member]
Balances with related parties [Abstract]
Amounts receivable	184,549	206,127
Grupo Condumex, S.A. de C.V. and Subsidiaries [Member]
Balances with related parties [Abstract]
Amounts receivable	40,773	17,484
Amounts payable	148,996	548,076
Telesites, S.A.B. de C.V. and Subsidiaries [Member]
Balances with related parties [Abstract]
Amounts receivable	117,204	63,128
Claroshop.com, S.A.P.I de C.V. [Member]
Balances with related parties [Abstract]
Amounts receivable	57,092	46,459
Amounts payable	82,617	122,940
Carso Infraestructura y Construccion, S.A. de C.V. and Subsidiaries [Member]
Balances with related parties [Abstract]
Amounts payable	1,361,945	3,256,535
Carso Infraestructura y Construccion, S.A. de C.V. [Member]
Balances with related parties [Abstract]
Amounts receivable	9,763	2,402
Fianzas Guardiana Inbursa, S.A. de C.V. [Member]
Balances with related parties [Abstract]
Amounts payable	444,085	439,437
Grupo Financiero Inbursa, S.A.B. de C.V. [Member]
Balances with related parties [Abstract]
Amounts payable	151,564	180,718
Seguros Inbursa, S.A. de C.V. [Member]
Balances with related parties [Abstract]
Amounts payable	114,998	101,026
Industrial Afiliada, S.A. de C.V.. [Member]
Balances with related parties [Abstract]
Amounts payable	310,140	469,591
Banco Inbursa, S.A. [Member]
Balances with related parties [Abstract]
Amounts payable	23,300	22,438
Promotora Inbursa, S.A. de C.V. [Member]
Balances with related parties [Abstract]
Amounts payable	51,758	35,292
Cicsa Peru, S.A.C. [Member]
Balances with related parties [Abstract]
Amounts payable	123,364	166,484
Other [Member]
Balances with related parties [Abstract]
Amounts receivable	166,631	165,168
Amounts payable	$ 287,755	$ 392,364